SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 14,052	$ 13,240
Accumulated depreciation	[1]		7,451	6,393
Property and equipment, net			6,601	6,847
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]		6,778	6,005
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			352	328
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			200	200
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 6,722	$ 6,707

[1]	Laboratory equipment includes the finance lease (see Note 5) with a cost of $1.1 million as of December 31, 2022 and 2021. The related accumulated depreciation for the finance lease as of December 31, 2022 and 2021 was $0.8 million and $0.6 million, respectively.